First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 21.5%
1,500,000	[1]	Arts SPV S.R.L. 10.570% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4]	$1,739,127
1,485,000	[1]	Deutsche Bank AG Series 2025-1X, Class CLN, 11.665% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5]	1,700,551
712,270	[1]	Fontwell II Securities 2020 Designated Activity Company Series 2020-1 Z, 13.947% (3-Month SONIA Swap+1,020 basis points), 12/18/2028[2,3,4]	1,140,513
2,000,000		Granville Ltd. Series 25-1X, 10.120% (1-Month Term SOFR+650 basis points), 2/15/2030[2,3,4]	1,990,713
1,188,160	[1]	Gregory SPV S.R.L. Series 32XC, 10.067% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4]	1,358,541
1,443,724	[1]	Landesbank Baden-Wuerttemberg Series LION-6 SNR, 9.800% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4]	1,654,648
857,247	[1]	Lloyds Bank PLC 11.080% (SONIA+735 basis points), 12/16/2030[2,3,4]	1,141,114
370,952		Mespil Securities Series 2021-1, Class B, 15.361% (90-Day SOFR Average+1,000 basis points), 12/8/2031[2,3,4,6]	172,223
		PYMES Magdalena
1,800,000	[1]	Series 12, Class NOTE, 9.204% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5]	2,080,035
568,757	[1]	Series 11, Class NOTE, 8.668% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5]	653,220
		Santander Consumer Finance, S.A.
5,865,209	[1]	Series 2024-1, 8.642% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4]	606,590
17,164,082	[1]	8.867% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	2,635,302
375,610	[1]	Santander UK PLC Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/2034[2,3,4]	508,130
953,846		Standard Chartered Bank 14.425% (3-Month Term SOFR+1,075 basis points), 4/19/2033[2,3,4]	1,008,090
		TOTAL ASSET-BACKED SECURITIES
		(Cost $17,731,777)	18,388,797
		BANK LOANS — 61.8%
		Accuray, Inc.
381,357		8.141%, Delay Draw (3-Month Term SOFR+450 basis points), 6/5/2030[3,4,7]	391,288
2,692,929		8.173% Cash, 6.000% PIK, Term Loan (3-Month Term SOFR+1,050 basis points), 6/5/2030[3,4,8]	2,370,078
		Advanced Infusion Solutions Acquisition, LLC
655,340		1.000%, Delay Draw, 6/4/2032[4,7]	(59)
152,913		8.657%, Revolver (3-Month Term SOFR+500 basis points), 6/4/2032[3,4,9]	14,607
1,441,747		8.657%, Term Loan (3-Month Term SOFR+500 basis points), 6/4/2032[3,4]	1,420,121
		Blue Heron Services, LLC
562,500		20.232%, Term Loan (3-Month Term SOFR+1,650 basis points), 6/11/2030[3,4]	551,250

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
937,500	9.982%, Term Loan (3-Month Term SOFR+625 basis points), 6/11/2031[3,4]	$930,469
2,985,000	Byoma U.S., Inc. 9.649%, Term Loan (3-Month Term SOFR+600 basis points), 11/17/2027[3,4]	2,940,225
1,374,917	C3 Rentals, LLC 11.647%, Term Loan (1-Month Term SOFR+800 basis points), 4/22/2027[3,4]	1,374,917
8,000,000	Catalyst Brands, LLC 11.772%, Term Loan (1-Month Term SOFR+813 basis points), 9/17/2030[3,4]	8,080,000
2,045,670	Connect America.com, LLC 6.450%Cash, 4.000% PIK, Term Loan (3-Month Term SOFR+675 basis points), 12/31/2028[3,4]	1,910,656
2,010,087	Dorel Industries, Inc. 9.439% Cash, 2.500% PIK, Term Loan (3-Month Term SOFR+0 basis points), 9/29/2030[3,4,8]	1,884,383
2,147,678	Ipsen Group Holding GmbH 7.120% Cash, 7.250% PIK, Term Loan (1-Month Term SOFR+1,075 basis points), 7/31/2029[3,4,8]	2,085,428
380,262	Litigation Trust Class A- 1 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[4,8,10]	380,262
456,953	Litigation Trust Class A- 2 DIP Interest 0.000% Cash, 11.000% PIK, 12/31/2026[4,8,10]	456,953
	Minds + Assembly, LLC
3,267,943	8.732%, Term Loan (3-Month Term SOFR+500 basis points), 10/28/2026[3,4]	3,259,773
182,292	0.500%, Revolver, 10/28/2026[4,7]	—
4,702,956	Nephron Pharmaceuticals Corp. 12.925%, Term Loan (3-Month Term SOFR+920 basis points), 1/31/2028[3,4]	4,608,897
2,444,094	Progress Lighting, LLC 14.172%, Term Loan (3-Month Term SOFR+1,050 basis points), 9/18/2029[3,4]	2,383,432
	Riccobene Associates
1,303,559	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[3,4]	1,299,648
135,318	0.500%, Revolver, 11/12/2027[4,7]	—
538,532	8.394%, Delay Draw (1-Month Term SOFR+475 basis points), 1/10/2028[3,4,9]	306,876
7,032,129	Shryne Group, Inc. 14.869% Cash, 1.000% PIK, Term Loan (1-Month Term SOFR+1,122 basis points), 7/29/2029[3,4]	6,996,384
3,028,200	Sugar Creek Packing Co. 9.485%Cash, 3.000% PIK, Term Loan (1-Month Term SOFR+875 basis points), 1/9/2031[3,4,8]	2,902,489
	Summit Spine & Joint Centers
155,473	8.394%, Revolver (1-Month Term SOFR+475 basis points), 3/18/2028[3,4,9]	21,222
1,020,662	8.394%, Term Loan (1-Month Term SOFR+475 basis points), 3/18/2028[3,4]	1,017,090
310,945	8.481%, Delay Draw, 6/29/2033[4,9]	105,069
2,000,000	The Star Entertainment Finance Ltd. 13.592%, Term Loan (30-Day SOFR Average+1,000 basis points), 5/6/2029[3,4]	1,940,000

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
2,994,102	West Side Holdco, LLC 13.000%, Term Loan, 9/3/2027[4,10]	$3,143,807
	TOTAL BANK LOANS
	(Cost $52,485,628)	52,775,265
	COLLATERALIZED LOAN OBLIGATIONS — 14.5%
2,000,000	ABPCI Direct Lending Fund CLO LP Series 2024-19A, Class E, 11.313% (3-Month Term SOFR+765 basis points), 10/30/2036[3,5,11]	1,991,592
1,250,000	Eldridge MMPC CLO Ltd. Series 2026-2A, Class E, 11.474% (3-Month Term SOFR+785 basis points), 7/15/2038[3,5,6,11]	1,252,636
1,500,000	Fortress Credit Opportunities CLO, LLC Series 2022-19I, Class ER, 11.673% (3-Month Term SOFR+800 basis points), 10/15/2036[3,5]	1,504,262
2,000,000	Fortress Credit Opportunities XXVII CLO, LLC Series 2026-27A, Class E, 11.687% (3-Month Term SOFR+800 basis points), 7/15/2038[3,4,5,11]	2,000,000
	MCF CLO Ltd.
1,000,142	Series 2018-1A, Class SUB, 3.522%, 4/18/2036[5,6,10,11]	659,093
2,500,000	Series 2018-1A, Class ER, 11.675% (3-Month Term SOFR+800 basis points), 4/18/2036[3,5,6,11]	2,500,000
2,450,000	Series 2019-1A, Class ER2, 11.888% (3-Month Term SOFR+825 basis points), 4/17/2039[3,5,6,11]	2,461,883
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $12,405,659)	12,369,466

	PRIVATE INVESTMENT VEHICLES — 10.4%
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 10.4%
2,319,850	Fortress Credit Opportunities XXVII CLO, LLC 1/28/2035[4]	2,617,238
570,800	GPG Loan Funding, LLC 4/29/2034[4]	585,092
2,418,014	MCF CLO 12, LLC 2/24/2028[4]	2,573,734

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount ($)		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,903,492	NXT Capital CLO, LLC Series 2026-1, 6/24/2028[4]	$2,059,769
1,052,097	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/2033[4]	1,082,518
		8,918,351
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $8,561,641)	8,918,351

Number of Shares
	WARRANTS — 0.2%
633,932	Accuray, Inc., Expiration Date: December 31, 2028*,4	135,910
27,813	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032[4]	34,122
	TOTAL WARRANTS
	(Cost $505,078)	170,032

Principal Amount ($)
	SHORT-TERM INVESTMENTS — 2.4%
1,000	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[12]	1,000
2,093,701	UMB Bank, Money Market Special II Deposit Investment, 3.48%[13]	2,093,701
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,094,701)	2,094,701
	TOTAL INVESTMENTS — 110.8%
	(Cost $93,784,484)	94,716,612
	Liabilities in Excess of Other Assets — (10.8)%	(9,252,589)
	TOTAL NET ASSETS — 100.0%	$85,464,023

CIBOR — Copenhagen Interbank Offered Rate

Euribor — Euro Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.

1 Principal amount denoted in local currency.

2 All or a portion of this investment is a holding of FTEPCF Cayman Sub1 Ltd.

3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

5 Callable.

6 Foreign security denominated in U.S. Dollars.

7 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative fair value is the result of the capitalized discount on the loan or the unfunded commitment being valued below par.

8 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

9 A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

10 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $10,865,204, which represents 12.71% of the total net assets of the Fund.

12 All or a portion of this investment is a holding of FTEPCF Holdings LLC.

13 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency
				Amount	Value at		Unrealized
		Currency	Settlement	Purchased/	Settlement	Value at	Appreciation
	Counterparty	Exchange	Date	(Sold)	Date	June 30, 2026	(Depreciation)
SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	7/16/2026	(3,532,000)	$(4,153,632)	$(4,038,455)	$115,177
Euro	BNP Paribas	EUR per USD	8/14/2026	(3,496,000)	(4,111,820)	(4,002,232)	109,588
Euro	BNP Paribas	EUR per USD	9/15/2026	(3,496,000)	(4,049,592)	(4,007,640)	41,952
Great British Pound	BNP Paribas	GBP per USD	7/16/2026	(644,000)	(865,652)	(854,219)	11,433
Great British Pound	BNP Paribas	GBP per USD	8/14/2026	(871,000)	(1,174,639)	(1,155,314)	19,325
Great British Pound	BNP Paribas	GBP per USD	9/15/2026	(660,000)	(881,206)	(875,468)	5,738
Swedish Krona	BNP Paribas	SEK per USD	7/16/2026	(822,000)	(88,936)	(84,852)	4,084
Swedish Krona	BNP Paribas	SEK per USD	8/14/2026	(2,543,000)	(273,710)	(262,936)	10,774
Swedish Krona	BNP Paribas	SEK per USD	9/15/2026	(2,515,000)	(265,180)	(260,515)	4,665
TOTAL SALE CONTRACTS					(15,864,367)	(15,541,631)	322,736

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(15,864,367)	$(15,541,631)	$322,736

EUR - Euro

GBP - Great British Pound

SEK - Swedish Krona

USD - United States Dollar

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

CONSOLIDATED PORTFOLIO COMPOSITION (Unaudited)

As of June 30, 2026

Country of Incorporation*	Value	Percent of Total Net Assets
Canada	$34,122	0.1%
Denmark	2,635,302	3.1%
European Union	6,452,867	7.6%
Spain	2,733,255	3.2%
Sweden	606,590	0.7%
United Kingdom	2,789,757	3.2%
United States	79,464,719	92.9%
Total Investments	94,716,612	110.8%
Liabilities in Excess of Other Assets	(9,252,589)	(10.8)%
Total Net Assets	$85,464,023	100.0%

*	This table does not include forward foreign currency exchange contracts. Please refer to the Consolidated Schedule of Investments for information on forward foreign currency exchange contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Fund’s Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P., (the “Investment Adviser”) as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value the Fund’s portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter (“OTC”) securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Enhanced Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to U.S. Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment vehicles (generally private vehicles that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment vehicle in accordance with such private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

First Trust Enhanced Private Credit Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

Note 2 – Fair Value Measurements

Accounting Standards Codification (“ASC”) 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•           Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•           Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•           Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the NAV as practical expedient are not included in the fair value hierarchy. As such, investments in Private Investment Vehicles with a fair value of $ 1,667,610 are excluded from the fair value hierarchy as of June 30, 2026.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$-	$18,388,797	$18,388,797
Bank Loans	-	-	52,775,265	52,775,265
Collateralized Loan Obligations	-	10,369,466	2,000,000	12,369,466
Private Investment Vehicles
Private Collateralized Loan Obligations	-	-	8,918,351	8,918,351
Warrants	-	-	170,032	170,032
Short-Term Investments	2,094,701	-	-	2,094,701
Subtotal	$2,094,701	$10,369,466	$82,252,445	$94,716,612
Other Financial Instruments*
Forward foreign currency contracts	$-	$322,736	$-	$322,736
Total Assets	$2,094,701	$10,692,202	$82,252,445	$95,039,348

* Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.